Annual Total Returns - Financial Services Portfolio [BarChart] - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Financial Services Portfolio - Financial Services Portfolio-Default	Nov. 12, 2021
Bar Chart Table:
Annual Return 2011	(20.35%)
Annual Return 2012	27.81%
Annual Return 2013	33.67%
Annual Return 2014	10.73%
Annual Return 2015	(3.91%)
Annual Return 2016	18.67%
Annual Return 2017	20.94%
Annual Return 2018	(15.86%)
Annual Return 2019	34.24%
Annual Return 2020	0.94%